Quarterly Holdings Report
for
Fidelity Advisor® Semiconductors Fund
April 30, 2022
AFEL-NPRT3-0622
1.800325.118
Common Stocks - 98.4%
	Shares	Value ($)
Electrical Equipment - 0.1%
Electrical Components & Equipment - 0.1%
Array Technologies, Inc. (a)	94,900	619,697
Electronic Equipment & Components - 1.4%
Electronic Equipment & Instruments - 0.0%
Aeva Technologies, Inc. (a)(b)	118,100	387,368
Electronic Manufacturing Services - 1.4%
Flex Ltd. (a)	169,827	2,800,447
Jabil, Inc.	140,276	8,098,133
		10,898,580
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		11,285,948
Semiconductors & Semiconductor Equipment - 93.6%
Semiconductor Equipment - 9.3%
Applied Materials, Inc.	28,600	3,156,010
KLA Corp.	24,300	7,758,018
Lam Research Corp.	42,546	19,816,225
Nova Ltd. (a)(b)	122,932	12,122,325
Teradyne, Inc.	289,500	30,530,670
		73,383,248
Semiconductors - 84.3%
Advanced Micro Devices, Inc. (a)	427,874	36,591,784
Allegro MicroSystems LLC (a)	373,000	9,067,630
Alpha & Omega Semiconductor Ltd. (a)	63,000	2,702,700
Analog Devices, Inc.	248,406	38,348,918
ASE Technology Holding Co. Ltd. ADR (b)	119,500	769,580
Broadcom, Inc.	63,225	35,051,308
Cirrus Logic, Inc. (a)	120,928	9,166,342
Diodes, Inc. (a)	87,100	6,360,913
GlobalFoundries, Inc. (b)	554,900	29,015,721
Intel Corp.	101,264	4,414,098
MACOM Technology Solutions Holdings, Inc. (a)	176,800	9,007,960
Marvell Technology, Inc.	1,276,633	74,146,845
MaxLinear, Inc. Class A (a)	70,349	3,367,607
Microchip Technology, Inc.	688,909	44,916,867
Monolithic Power Systems, Inc.	19,100	7,491,784
NVIDIA Corp.	943,927	175,070,139
NXP Semiconductors NV	425,212	72,668,731
onsemi (a)	758,836	39,542,944
Qualcomm, Inc.	106,726	14,908,555
Silicon Motion Tech Corp. sponsored ADR	109,300	8,299,149
Skyworks Solutions, Inc.	22,000	2,492,600
SMART Global Holdings, Inc. (a)(b)	86,800	1,966,888
Synaptics, Inc. (a)	42,300	6,279,012
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	221,300	20,565,409
Texas Instruments, Inc.	60,422	10,286,846
Wolfspeed, Inc. (a)	51,800	4,750,578
		667,250,908
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		740,634,156
Software - 2.9%
Application Software - 2.9%
Cadence Design Systems, Inc. (a)	153,900	23,215,815
Technology Hardware, Storage & Peripherals - 0.4%
Technology Hardware, Storage & Peripherals - 0.4%
IonQ, Inc. (c)	15,000	118,050
Samsung Electronics Co. Ltd.	57,100	3,026,881
		3,144,931
TOTAL COMMON STOCKS (Cost $602,146,477)		778,900,547

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
Electronic Equipment & Components - 0.0%
Electronic Components - 0.0%
Menlo Micro, Inc. Series C (c)(d)	79,800	83,990
Metals & Mining - 0.1%
Precious Metals & Minerals - 0.1%
Diamond Foundry, Inc. Series C (a)(c)(d)	18,335	516,680
Semiconductors & Semiconductor Equipment - 0.2%
Semiconductor Equipment - 0.0%
Astera Labs, Inc. Series C (c)(d)	19,433	58,882
Semiconductors - 0.2%
Alif Semiconductor Series C (c)(d)	48,363	981,698
GaN Systems, Inc.:
Series F1 (c)(d)	52,877	354,805
Series F2 (c)(d)	27,921	187,350
SiMa.ai:
Series B (c)(d)	30,638	217,251
Series B1 (c)(d)	2,052	14,551
		1,755,655
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		1,814,537
Software - 0.0%
Systems Software - 0.0%
Tenstorrent, Inc. Series C1 (c)(d)	900	50,652
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,503,163)		2,465,859

Preferred Securities - 0.2%
	Principal Amount (e)	Value ($)
Semiconductors & Semiconductor Equipment - 0.2%
Semiconductors - 0.2%
GaN Systems, Inc. 0% (c)(d)(f)	1,239,360	1,239,360
Software - 0.0%
Systems Software - 0.0%
Tenstorrent, Inc. 0% (c)(d)(f)	50,000	50,000
TOTAL PREFERRED SECURITIES (Cost $1,289,360)		1,289,360

Money Market Funds - 3.7%
	Shares	Value ($)
Fidelity Cash Central Fund 0.32% (g)	18,806,995	18,810,757
Fidelity Securities Lending Cash Central Fund 0.32% (g)(h)	10,579,142	10,580,200
TOTAL MONEY MARKET FUNDS (Cost $29,390,957)		29,390,957

TOTAL INVESTMENT IN SECURITIES - 102.6% (Cost $635,329,957)	812,046,723
NET OTHER ASSETS (LIABILITIES) - (2.6)%	(20,252,378)
NET ASSETS - 100.0%	791,794,345

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,873,269 or 0.5% of net assets.

(d)	Level 3 security
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security is perpetual in nature with no stated maturity date.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Alif Semiconductor Series C	3/08/22	981,698
Astera Labs, Inc. Series C	8/24/21	65,330
Diamond Foundry, Inc. Series C	3/15/21	440,040
GaN Systems, Inc. Series F1	11/30/21	448,397
GaN Systems, Inc. Series F2	11/30/21	236,770
GaN Systems, Inc. 0%	11/30/21	1,239,360
IonQ, Inc.	3/07/21	150,000
Menlo Micro, Inc. Series C	2/09/22	105,775
SiMa.ai Series B	5/10/21	157,093
SiMa.ai Series B1	4/25/22	14,551
Tenstorrent, Inc. Series C1	4/23/21	53,509
Tenstorrent, Inc. 0%	4/23/21	50,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.32%	17,931,298	205,893,338	205,013,879	14,748	-	-	18,810,757	0.0%
Fidelity Securities Lending Cash Central Fund 0.32%	159,300	118,568,314	108,147,414	30,106	-	-	10,580,200	0.0%
Total	18,090,598	324,461,652	313,161,293	44,854	-	-	29,390,957

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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